Total
Innovator U.S. Small Cap Managed Floor ETF
Innovator U.S. Small Cap Managed Floor ETF
Investment Objective
The Fund seeks to provide capital appreciation while seeking to limit the amount of losses experienced by investors (prior to taking into account management fees and other fees).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Innovator U.S. Small Cap Managed Floor ETF Innovator U.S. Small Cap Managed Floor ETF
Management Fees	0.89%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.89%
[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example	1 Year	3 Years
Innovator U.S. Small Cap Managed Floor ETF | Innovator U.S. Small Cap Managed Floor ETF | USD ($)	91	284

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. small capitalization companies and option contracts that give economic exposure to equity securities of U.S. small capitalization companies. The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market circumstances, seeks to provide capital appreciation through participation in the small-capitalization U.S. equity markets while limiting the potential for maximum losses. Pursuant to its investment objective, the Fund intends to invest in a diversified portfolio of equity securities (the “Equity Portfolio”) that are representative of the Solactive United States 2000 Index (“U.S. Small Cap Equity Index”) together with put and call option contracts (the “Options Portfolio”) in an effort to reduce the potential for losses associated with the returns of the U.S. small capitalization equity market investments. The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Parametric Portfolio Associates LLC (“Parametric” or the “Sub-Adviser”). The Sub-Adviser will actively monitor the performance of the portfolio and, as described further below, selectively ladder the Options Portfolio to seek to protect capital.

As further described below, the Fund’s principal investment strategy seeks to implement the following:

•   U.S. Small Capitalization Companies Exposure:    The Fund invests its net assets in certain U.S. small capitalization companies that are included in the U.S. Small Cap Equity Index. See “Equity Portfolio” below for additional information.

•   Investment Floors:    The Fund seeks to provide a series of “floors” that each limit losses to 10% of Russell 2000® Index (“Russell 2000”) losses, as measured at the end of one-year periods and prior to taking into account the Fund’s annual management fee and other fees. The implementation of the floors are not guaranteed. See “Hedging Strategy–Options Portfolio” below for additional information.

•   Laddered Options Strategy:    The Fund implements a “laddering” approach such that the Fund staggers its Options Portfolio, and therefore the sought-after protection of the floors. The Fund ladders the investment floors by purchasing put option contracts with a one-year duration that have staggered expiration dates of three-months. In addition, the Fund sells short-dated (i.e., two-weeks) call option contracts that expire every three to four calendar days used to fund the purchased put option contracts. The Fund’s option strategy may cause the Fund to forego a portion of any upside returns of the Equity Portfolio. See “Hedging Strategy–Options Portfolio Laddering” below for additional information.

Equity Portfolio

The Sub-Adviser expects, under normal market circumstances, to invest the Fund’s net assets in equity securities of companies that comprise the U.S. Small Cap Equity Index through the implementation of a representative sampling strategy. The U.S. Small Cap Equity Index is a free float capitalization-weighted index of equity securities issued by the largest 1001 to 3000 companies from the United States stock market. The U.S. Small Cap Equity Index is calculated as a price return index in USD and reconstituted quarterly. As of August 31, 2024, the U.S. Small Cap Equity Index was comprised of securities of issuers with a market capitalization range of $8.1 million to $11.2 billion.

Through representative sampling, the Equity Portfolio is not expected to include each of the common stocks of the companies that comprise the U.S. Small Cap Equity Index and the Fund’s position in an individual stock may be overweight or underweight as compared to the U.S. Small Cap Equity Index.

The Sub-Adviser intends to limit the portfolio overlap between its investments that comprise the Equity Portfolio and the underlying constituents of the Options Portfolio reference assets (as described further below) to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law (see “Dividends, Distributions and Taxes–Taxes–Treatment of the Fund’s Options Contracts” for additional information regarding the “straddle rules”). However, the Sub-Adviser will seek to adjust the Fund’s investment weightings of the securities in the Equity Portfolio so as to provide the Fund investment returns that are substantially similar to the U.S. Small Cap Equity Index. Through this optimization of the U.S. Small Cap Equity Index, the Equity Portfolio is not expected to hold each of the constituents of the U.S. Small Cap Equity Index and the Fund’s position in those common stocks held in the Equity Portfolio may be overweight or underweight as compared to the U.S. Small Cap Equity Index’s weighting.

The Fund expects that dividends received from its investment in equity securities that comprise the U.S. Small Cap Equity Index will be distributed to shareholders on a quarterly basis.

Hedging Strategy

Options Portfolio

The Sub-Adviser will seek to provide “floors” against significant losses in the Equity Portfolio by systematically purchasing and selling exchange-traded option contracts. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period. As further described below (see “Principal Investment Strategies—Hedging Strategy—Options Portfolio Laddering”), the Sub-Adviser will “ladder” the Fund’s option contracts exposure by investing in four distinct protective put option contracts with expiration dates approximately three months apart. In addition, the Sub-Adviser will ladder short-dated (approximately two weeks) sold call option contracts with expiration dates of approximately 3-4 calendar days apart. The Fund implements this laddered approach to help offset the timing risks inherent in a single reset and roll date.

The Sub-Adviser will seek to construct the Options Portfolio contracts with investment exposure that is substantially the same as the Equity Portfolio. In this regard, the Sub-Adviser expects each Options Portfolio to be comprised of exchange-traded put and call option contracts that reference the price return (i.e., the changes in the price of a specified asset, excluding any dividends paid)

of the Russell 2000, including exchange-traded option contracts on the Russell 2000 Price Return Index (“RTY”), and on ETFs that seek to replicate the performance of the Russell 2000, respectively. The Sub-Adviser will manage the Options Portfolio to provide exposure to:

(i)    purchased put option contracts with a strike price of approximately 90% of the then-current value of the Russell 2000 and an expiration date of approximately one-year. Purchased put option contracts give the holder the right, but not the obligation, to sell a specified amount of the reference asset at the strike price at a specified date. The purchased put option contracts are designed to provide the sought-after protection provided by the Options Portfolio at the expiration of the option contracts, however such protection is not guaranteed. The Sub-Adviser expects the Fund’s purchased put option contracts will provide exposure to the iShares Russell 2000 ETF, an ETF that seeks to replicate the performance of the Russell 2000; and

(ii)   sold short-dated call option contracts, which have an expiration date of approximately two weeks at initiation. Sold call option contracts sell to a counter party, in exchange for a premium received, the right to purchase the reference asset from the seller at a predetermined price at a specified date. The Fund seeks to use returns derived from collecting premiums from the sold call option contracts to pay the costs to the Fund of the purchased put option contracts and to make investments in the Equity Portfolio. The Fund will forego upside returns of the Equity Portfolio beyond the level of the strike price of each sold call option. The Sub-Adviser expects the Fund’s sold call option contracts will provide exposure to RTY.

While the Sub-Adviser will seek to construct the Options Portfolio contracts with substantially similar investment exposure to the Equity Portfolio, any differences between the return of the Equity Portfolio versus that of the Russell 2000 may cause investors to not receive the full benefit of the Fund’s sought-after floor, which is not guaranteed.    Additionally, the sought-after floors are provided based on the Fund’s net asset value (“NAV”) on the day the respective put option contract is entered into for the respective floor, however the Fund’s shares trade at market prices on the Exchange. To the extent there is a discrepancy between the Fund’s NAV and market price when an investor buys or sells Shares, or when a put option contract expires, it may impact the sought-after floor such investor receives.

Please note that each 10% floor will be fully in effect only at the expiration of the respective put option contract, and to the extent an investor purchases or sells Shares after the put option contract is entered into or before it expires, such investor may not receive the full sought-after protection provided by the floor. The Fund’s NAV is dependent, in part, on the value of the Options Portfolio, which is based principally upon the performance of Russell 2000. The value of the option contracts in the Options Portfolio is affected by changes in the value and dividend rates of the securities represented in the Russell 2000 underlying the option contract, changes in interest rates, changes in the actual or perceived volatility of the Russell 2000 and the remaining time to the option contract’s expiration date, as well as trading conditions in the options market. As the price of Russell 2000 changes and time moves towards the expiration date, the value of the option contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Russell 2000. The amount of time remaining until each option contract’s expiration date affects the impact of the floor on the Fund’s NAV. Therefore, while changes in the price of the Russell 2000 will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by Russell 2000.

Equity Portfolio Floors

The Fund’s purchased put option contract strategy seeks to reduce the risks associated with typical long-only equity strategies by providing investors with the potential for downside protection against significant declines in the Equity Portfolio. The Options Portfolio is structured to seek to provide the Fund with 10% “floors” (i.e., a maximum loss of 10%) that are implemented on a quarterly basis against Equity Portfolio losses over the term of the specific put option contract. The sought-after 10% floors will not change during the period and is provided at the expiration of the specific put option contract.

In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, the sought-after floors are not guaranteed and are provided prior to taking into account the Fund’s annual management fee of 0.89%, transaction fees and any extraordinary expenses incurred by the Fund. These fees will have the effect of lowering the floors experienced by investors. The Fund may not be successful in limiting losses for investors through its usage of put option contracts in the Options Portfolio. Additionally, the time an investor purchases Shares of the Fund or sells Shares of the Fund could impact the extent to which such investor benefits from a specific floor provided by a put option contract.    If an investor purchases Shares of the Fund after the option contracts for an Options Portfolio were entered into or does not stay invested in the Fund for the entire duration of the respective put option contract, such investor may not fully benefit from the sought-after downside protection of that put option contract. An investment in the Fund is only appropriate for investors who are willing and able to withstand the first 10% of Equity Portfolio losses.

The Fund finances the implementation of the quarterly floors through the selling of short-dated call option contracts. The Fund’s sold call option strategy effectively causes the Fund to forego upside returns of the reference asset beyond the level of the strike price of each sold call option. In a market environment where the level of the Russell 2000 is increasing above the strike prices of the sold call options, the Fund’s performance may be lower when compared to the Russell 2000. The Sub-Adviser will sell short-dated call option contracts, which have an expiration date of approximately two weeks, to minimize the risk when compared to longer-dated call option contracts that the Fund will be unable to participate in significant increases in the level of Russell 2000 beyond the sold call option contract’s strike price over the life of the option contract. See “Options Portfolio Laddering” below for additional information on the implementation of the proceeds from the Fund’s sold call option contracts. The Sub-Adviser may not be successful in implementing its strategy to minimize the times in which the Fund forgoes upside returns.

Each of the put option contracts purchased by the Fund are designed to provide a 10% floor at the one-year contract expiration. However, on an ongoing basis, the Fund will experience investment floors that are expected to be greater or less than the sought-after 10% quarterly floor due to the impacts of the Fund’s laddered investment approach described below. The laddered approach of investing in one-year put option contracts every three months will result in Fund investment performance that is very different than if the Fund invested in put option contracts with a single expiration date. As described further below, the Fund’s put option contracts have different expiration dates and initial values of the Russell 2000, resulting in price movements of differing magnitude for each put option contract. As a result, changes in the value of the Russell 2000 are likely to have different impact on the values of each of the put option contracts. While the Sub-Adviser expects to purchase put option contracts at strike prices that create a 10% floor at the conclusion of its one-year term, the option contracts in the Options Portfolio will have unique values that are dependent on the strike prices and time to expiration.

Options Portfolio Laddering

The Sub-Adviser will seek to “ladder” the Fund’s option contracts by entering into new purchased put option contracts packages every three-months. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates, to avoid the risk of reinvesting a large portion of assets in an unfavorable market environment and to create more instances to reset floor opportunities during extended periods of market appreciation. The portfolio managers oversee the construction and resetting of the Options Portfolios, but the characteristics of the Options Portfolio will be dependent on market conditions at the time of establishing the Options Portfolio, including but not limited to volatility.

The Sub-Adviser expects to diversify the Fund’s purchased put option contracts with approximately one-year expirations into four tranches, such that the Fund’s hedge on downside risk rolls on a quarterly basis. After a put option contract expires, the Fund will enter into a new put option contract with one-year expiration dates that are staggered approximately every three months. Every three months one put option contract expires and subsequently “rolls” into another one-year period, refreshing the sought-after 10% floor. This process repeats every three months, with the Fund participating in a rolling set of floor opportunities. In order for the Fund to create the “laddered” approach, the Fund will initially use put option contracts with expiration dates of approximately three months, six months, nine months and one-year, respectively.

Similarly, the Sub-Adviser expects to sell call option contracts with two-week expirations into tranches with such expirations being staggered approximately every 3 to 4 calendar days. The Sub-Adviser uses short-dated call option contracts to minimize (when compared to using longer-dated call option contracts) the incidence of the Russell 2000 appreciating above the strike price, which would limit the Fund’s upside potential. The proceeds from the sold call option contracts will be used to purchase the put option contracts that provide the Fund’s sought-after floors and to gain additional exposure to the Equity Portfolio. At the expiration of the Fund’s put option contract each quarter, the Fund will manage its Equity Portfolio exposure, in addition to the proceeds from call option contracts that align with the expiration of the put option contract, to pay for the costs of the purchased put option contract to implement the 10% floor.

The impact of the Fund’s laddered investment approach is that there will be four “floors” with one expiring every three months. These floors will have different expiration dates (and therefore, measuring periods), as well as strike prices and initial values. Further, one of the components that impacts the value of an option contract is the time remaining until expiration. Therefore, changes in the Russell 2000 and the timing of such changes relative to the put option contract’s expiration date will cause different impacts on each purchased put option contract.

Concentration Policy

The Fund will not concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of identified industries, except that the Fund will concentrate to approximately the same extent as the U.S. Small Cap Equity Index concentrates in the securities of a particular industry or group of industries.. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks
Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.